Consolidated Statements of Cash Flows Supplemental Disclosure - reconciliation of liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-cash changes:
Long-term liabilities	$ 832
Total lease liabilities	1,196
Bonds payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	35,433
Non-cash changes:
Accretion	533
Cumulative translation adjustments	(548)
Ending balance	35,418
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	(943)
Non-cash changes:
Initial adoption of IFRS 16	2,911
Additions	1,583
Dispositions of subsidiaries	(487)
Accretion	71
Termination	(1,809)
Cumulative translation adjustments	(130)
Ending balance	1,196
Long-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 0	$ 43,733	$ 116,813
Cash flows		0	(42,253)
Non-cash changes:
Dispositions of subsidiaries		(45,465)	(34,996)
Accretion		94	187
Rollover of interest expenses into principal		286	0
Cumulative translation adjustments		1,352	3,982
Ending balance		$ 0	$ 43,733